Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024
BNY Mellon Global Emerging Markets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		11.62%		6.18%	4.14%
BNY Mellon Global Emerging Markets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		16.59%	[1]	6.65%	3.97%
BNY Mellon Global Emerging Markets Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		18.79%		7.72%	5.01%
BNY Mellon Global Emerging Markets Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		18.79%		7.79%	5.07%
BNY Mellon Yield Enhancement Strategy Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with Maximum Sales Charge - 4.50%
Average Annual Return, Percent		7.07%		1.29%	2.30%
BNY Mellon Yield Enhancement Strategy Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		12.82%		2.71%	3.17%
BNY Mellon Yield Enhancement Strategy Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.88%		2.76%	3.23%
Without Sales Load [Member] | BNY Mellon Global Emerging Markets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without Sales Charge
Average Annual Return, Percent		18.45%		7.45%	4.76%
Without Sales Load [Member] | BNY Mellon Global Emerging Markets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares without Deferred Sales Charge
Average Annual Return, Percent		17.59%		6.65%	3.97%
Without Sales Load [Member] | BNY Mellon Yield Enhancement Strategy Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without Sales Charge
Average Annual Return, Percent		12.16%		2.22%	2.77%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		25.32%		3.93%	3.43%
with Maximum Deferred Sales Charge - 1.00% [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		10.61%	[1]	1.62%	2.08%
without Deferred Sales Charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without Deferred Sales Charge
Average Annual Return, Percent		11.61%		1.62%	2.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	10.55%		(0.23%)	1.49%
Lipper Alternative Credit Focus Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Alternative Credit Focus Funds Index
Average Annual Return, Percent		11.18%		2.04%	2.07%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective October 31, 2024.